Schedule Of Time Based RSU (Details) - Time-based Restricted Stock Units [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Units, Unvested | shares	18,414
Weighted Average Grant Date Value, Unvested | $ / shares	$ 2.13
Granted | shares	3,353,832
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 2.27
Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Forfeited | shares	(1,454,365)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 2.51
Number of Restricted Stock Units, Unvested | shares	1,917,980
Weighted Average Grant Date Value, Unvested | $ / shares	$ 2.09